Other Assets (Tables)	12 Months Ended
Mar. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expense and Other Current Assets

The other assets consist of the following:

	As of March 31,
	2022	2023
	RMB	RMB
Prepayments,receivables and other current assets
VAT receivables	8,941	8,707
Receivables of technology service	22,787	21,217
Receivables from third-party payment service providers(1)	8,988	8,711
Other prepaid expenses	4,969	20,130
Deposits	2,515	2,655
Employee loans and advances	667	1,474
Interest receivable	343	631
Receivables of financing facilitation service	1,806	452
Prepaid promotion fees	184	107
Others	5,756	6,982
Less: Allowance for doubtful accounts	(1,821)	(1,940)
Total prepayments, receivables and other current assets	55,135	69,126

Other non-current assets
Gold(2)	—	32,378
Prepayment for maintenance expenditure	—	17,116
Long-term deposit	16,414	14,146
Prepayment for office building(3)	198,550	—
Total non-current assets	214,964	63,640

(1)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line payment service providers in relation to their processing of payments for the Group. As of March 31, 2022 and 2023, no allowance for doubtful accounts was provided for these receivables.
(2)
As of March 31, 2023, the Company has purchased physical gold of RMB32,378 in total. As the Company intends to hold the gold for an indefinite long term period, the Company has recorded the asset in “other non-current assets” on the Consolidated Balance Sheets. The Company will record any decline in net realizable value lower than acquisition cost as a non-operating loss. The net realizable value is determined based on market value less cost to sale. Any recovery in valuation will only be recognized to the extent of previously recorded fiscal year losses, and only to the extent such recovery occurs in the same fiscal year as when such losses were recorded. As of March 31, 2023, the market value of the gold less cost to sell was higher than its purchase cost. Therefore, there was no impairment loss recognized for the year ended March 31, 2023.
(3)
On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. As of March 31, 2022, the Group had paid RMB198,550 for the office building purchase. As of March 31, 2023, the construction of the building has been completed and the prepayments have been transferred to the property and equipment (Note 11).

Schedule of Movement of Allowance For Doubtful Accounts

The movement of allowance for doubtful accounts is analyzed as follows:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of year	(1,522)	(1,691)	(1,821)
Additions	(169)	(268)	(178)
Write-offs	—	138	59
Balance at end of year	(1,691)	(1,821)	(1,940)